Income Taxes (Details) - Schedule of provision for income taxes - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Provision for Income Taxes [Abstract]
Current income tax expense	$ 7,666	$ 2,466,745	$ 623,938
Deferred tax expense (benefit)	(80,599)	(2,845,588)	8,627,604
Income taxes provision (benefit)	$ (72,933)	$ (378,843)	$ 9,251,542